REVENUE - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues	$ 108,652	$ 76,507	$ 42,323
Advertising and other
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues	$ 13,176	8,967	$ 4,520
Advertising and other | Reclassification Between Performance Marketing And Advertising And Other Revenues
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues		$ 881
Cost Per Acquisition
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Percentage of revenues	58.00%	59.00%	49.00%
Revenue Share
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Percentage of revenues	13.00%	14.00%	10.00%
Hybrid
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Percentage of revenues	29.00%	27.00%	41.00%
Top Ten Customers
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Percentage of revenues	48.00%	50.00%	52.00%
Largest Customer
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Percentage of revenues	16.00%		13.00%
Second Largest Customer
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Percentage of revenues			10.00%